Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Entity Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Muzinich Credit Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MUZINICH CREDIT OPPORTUNITIES FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MUZINICH CREDIT OPPORTUNITIES FUND
Institutional Shares (Ticker: MZCIX)
Supra Institutional Shares (Ticker: MZCSX)

(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated September 16, 2020 to the
Statutory Prospectus dated April 30, 2020

The following information is hereby added after the second sentence of the first paragraph of the sections entitled “Muzinich Credit Opportunities Fund - Principal Investment Strategies” on pages 2 and 36 of the prospectus:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking to achieve the Fund’s objective, the Advisor constructs the Fund’s portfolio targeting an average annual return over a full market cycle that meaningfully exceeds LIBOR (or future market replacement for LIBOR) within a volatility-managed framework. There can be no guarantee that the Fund will be able to provide such returns and you may lose money by investing in the Fund.

Supplement Closing [Text Block]	ck0000811030_SupplementClosingTextBlock	Please retain this Supplement with your prospectus.
Muzinich Credit Opportunities Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MZCIX
Muzinich Credit Opportunities Fund | Supra Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MZCSX